UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-3081
Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2007 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)

Banks--4.4%
Bank of America	1,550,000	77,918,500
HSBC Holdings, ADR	796,700 a	73,774,420
SunTrust Banks	622,400	47,097,008
		198,789,928
Capital Goods--8.4%
Caterpillar	550,000 a	43,136,500
Emerson Electric	1,752,800	93,284,016
General Electric	4,878,000	201,949,200
United Technologies	550,000	44,264,000
		382,633,716
Consumer Durables & Apparel--1.5%
Christian Dior	547,800 a	70,116,298
Consumer Services--1.4%
McDonald's	1,170,200	63,740,794
Diversified Financials--9.8%
American Express	1,444,100	85,736,217
Ameriprise Financial	547,800 a	34,571,658
Citigroup	3,515,933	164,088,593
JPMorgan Chase & Co.	1,917,100	87,841,522
Merrill Lynch & Co.	1,045,700 a	74,537,496
		446,775,486
Electronic Technology--2.0%
Apple	150,000 b	23,031,000
Cisco Systems	1,350,000 b	44,698,500
QUALCOMM	550,000	23,243,000
		90,972,500
Energy--22.0%
BP, ADR	494,000	34,258,900
Chevron	1,974,800	184,801,784
ConocoPhillips	1,942,000	170,449,340
Exxon Mobil	3,393,398	314,092,919
Halliburton	1,248,200	47,930,880
Occidental Petroleum	975,900	62,535,672
Peabody Energy	175,000 a	8,377,250
Royal Dutch Shell, ADR	632,300	51,962,414
Total, ADR	1,145,300 a	92,803,659
Transocean	380,000 b	42,959,000
		1,010,171,818
Food & Staples Retailing--5.0%
SYSCO	746,900 a	26,582,171
Wal-Mart Stores	1,027,500	44,850,375
Walgreen	2,838,400	134,086,016
Whole Foods Market	448,200 a	21,943,872
		227,462,434
Food, Beverage & Tobacco--16.1%
Altria Group	3,500,700	243,403,671
Anheuser-Busch Cos.	876,300	43,806,237
Coca-Cola	2,396,600	137,732,602
Kraft Foods, Cl. A	672,568	23,210,321
Nestle, ADR	1,244,900	139,864,515
PepsiCo	2,041,600	149,567,616
		737,584,962
Health Care--.5%
Medtronic	400,000	22,564,000

Health Care Services--.5%
UnitedHealth Group	436,900	21,159,067
Household & Personal Products--4.4%
Estee Lauder Cos., Cl. A	731,800	31,072,228
Procter & Gamble	2,389,400	168,070,396
		199,142,624
Insurance--2.3%
American International Group	587,100	39,717,315
Berkshire Hathaway, Cl. A	400 b	47,404,000
Prudential Financial	200,000 a	19,516,000
		106,637,315
Materials--1.1%
Praxair	622,400 a	52,132,224
Media--5.0%
McGraw-Hill Cos.	2,141,200	109,008,492
News, Cl. A	5,135,708 a	112,934,219
News, Cl. B	239,000 a	5,590,210
		227,532,921
Pharmaceuticals & Biotechnology--6.8%
Abbott Laboratories	1,294,700 a	69,421,814
Johnson & Johnson	1,892,200 a	124,317,540
Merck & Co.	478,000	24,707,820
Pfizer	1,507,200	36,820,896
Roche Holding, ADR	597,600	54,196,344
		309,464,414
Retailing--2.1%
Home Depot	1,095,100 a	35,525,044
Target	946,100	60,143,577
		95,668,621
Semiconductors & Equipment--3.8%
Intel	4,929,800	127,484,628
Texas Instruments	1,200,000 a	43,908,000
		171,392,628
Software & Services--2.3%
Automatic Data Processing	897,100	41,203,803
Microsoft	2,190,200 a	64,523,292
		105,727,095
Total Common Stocks
(cost $2,617,947,189)		4,539,668,845

Other Investment--.3%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,090,000)	12,090,000 [c]	12,090,000

Investment of Cash Collateral for
Securities Loaned--4.2%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $191,212,595)	191,212,595 [c]	191,212,595

Total Investments (cost $2,821,249,784)	103.9%	4,742,971,440
Liabilities, Less Cash and Receivables	(3.9%)	(178,679,979)
Net Assets	100.0%	4,564,291,461

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the fund's securities on loan is $186,382,743 and the total market value of the collateral held by the fund is $191,212,595.
b	Non-income producing security.

c Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)